UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  August 31, 2013

 Item 1. Schedule of Investments.

Jensen Quality Value Fund
Schedule of Investments
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.08%
Aerospace & Defense - 6.81%
Alliant Techsystems, Inc.	3,890	$376,396
General Dynamics Corp.	4,340	361,305
Lockheed Martin Corp.	3,080	377,054
Rockwell Collins, Inc.	5,230	370,127
		1,484,882
Air Freight & Logistics - 0.49%
CH Robinson Worldwide, Inc.	1,880	106,916

Capital Markets - 3.15%
Federated Investors, Inc.	12,680	344,389
Waddell & Reed Financial, Inc.	7,190	342,388
		686,777
Chemicals - 1.66%
EI du Pont de Nemours & Co.	6,400	362,368

Commercial Services & Supplies - 3.29%
Deluxe Corp.	8,850	348,248
Pitney Bowes, Inc.	22,520	367,526
		715,774
Communications Equipment - 1.57%
Cisco Systems, Inc.	14,630	341,025

Computers & Peripherals - 5.06%
Dell, Inc.	29,460	405,664
Lexmark International, Inc.	10,000	341,600
Western Digital Corp.	5,740	355,880
		1,103,144
Consumer Finance - 1.76%
World Acceptance Corp. (a)	4,480	383,802

Containers & Packaging - 1.70%
Ball Corp.	8,320	369,574

Diversified Consumer Services - 0.38%
Weight Watchers International, Inc.	2,310	83,021

Diversified Financial Services - 3.23%
McGraw-Hill Financial, Inc.	6,190	361,310
Moody's Corp.	5,370	341,317
		702,627
Electrical Equipment - 1.67%
Emerson Electric Company	6,010	362,824

Electronic Equipment, Instruments & Components - 1.64%
Dolby Laboratories, Inc.	11,350	356,731

Food & Staples Retailing - 4.77%
Kroger Co.	9,490	347,334
Sysco Corp.	10,830	346,777
Wal-mart Stores, Inc.	4,760	347,384
		1,041,495
Food Products - 1.02%
Campbell Soup Co.	5,140	221,945

Health Care Equipment & Supplies - 9.72%
Abbott Laboratories	10,250	341,633
Medtronic, Inc.	6,810	352,418
St. Jude Medical, Inc.	7,140	359,927
Stryker Corp.	5,210	348,497
Varian Medical Systems, Inc. (a)	5,140	362,112
Zimmer Holdings, Inc.	4,460	352,741
		2,117,328
Health Care Providers & Services - 6.90%
Cigna Corp.	5,000	393,449
Laboratory Corporation of America Holdings (a)	3,840	367,565
Quest Diagnostics, Inc.	6,380	373,996
UnitedHealth Group, Inc.	5,120	367,309
		1,502,319
Health Care Technology - 0.45%
Quality Systems, Inc.	4,700	97,243

Hotels, Restaurants & Leisure - 1.01%
Brinker International, Inc.	2,710	108,373
International Game Technology	5,940	112,207
		220,580
Household Durables - 1.64%
Tempur-Pedic International, Inc. (a)	9,300	358,143

Household Products - 1.62%
Energizer Holdings, Inc.	3,560	351,835

IT Services - 2.90%
Global Payments, Inc.	7,910	376,912
International Business Machines Corp.	1,400	255,178
		632,090
Machinery - 5.26%
Caterpillar, Inc.	4,480	369,779
Deere & Co.	4,520	378,053
Toro Co.	7,540	398,187
		1,146,019
Media - 0.98%
John Wiley & Sons, Inc.	2,530	110,814
Omnicom Group, Inc.	1,710	103,712
		214,526
Multiline Retail - 3.32%
Family Dollar Stores, Inc.	5,390	383,714
Nordstrom, Inc.	6,070	338,281
		721,995
Oil, Gas & Consumable Fuels - 3.26%
Exxon Mobil Corp.	4,060	353,870
Ultra Petroleum Corp. (a)(b)	17,230	356,661
		710,531
Personal Products - 1.64%
Nu Skin Enterprises, Inc.	4,270	357,442

Pharmaceuticals - 5.15%
Eli Lilly & Co.	7,040	361,856
Endo Health Solutions, Inc. (a)	9,660	396,929
Pfizer, Inc.	12,850	362,499
		1,121,284
Road & Rail - 1.18%
Landstar System, Inc.	4,700	256,855

Software - 3.51%
Microsoft Corp.	11,910	397,794
Oracle Corporation	11,520	367,027
		764,821
Specialty Retail - 8.97%
Advance Auto Parts, Inc.	4,500	360,315
Bed Bath & Beyond, Inc. (a)	4,880	359,851
Best Buy, Inc.	12,370	445,320
PetSmart, Inc.	4,480	315,526
Ross Stores, Inc.	5,470	367,912
TJX Companies, Inc.	1,930	101,750
		1,950,674
Textiles, Apparel & Luxury Goods - 1.70%
Coach, Inc.	7,030	371,254

Tobacco - 1.67%
Altria Group, Inc.	10,710	362,855

TOTAL COMMON STOCKS (Cost $19,028,858)		21,580,699

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.84%
Fidelity Institutional Money Market Funds - Government Portfolio, Class I, 0.010% (c)	183,137	183,137
TOTAL SHORT-TERM INVESTMENTS (Cost $183,137)		183,137

Total Investments (Cost $19,211,995) - 99.92%		21,763,836
Other Assets in Excess of Liabilities - 0.08%		18,146
TOTAL NET ASSETS - 100.00%		$21,781,982

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate at August 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows*:

Cost of investments	$19,211,995
Gross unrealized appreciation	2,972,550
Gross unrealized depreciation	(420,709)
Net unrealized appreciation	$2,551,841

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service ("Pricing Service"). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$21,580,699	$-	$-	$21,580,699
Short-Term Investments	183,137	-	-	183,137
Total Investments in Securities	$21,763,836	$-	$-	$21,763,836

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of August 31, 2013.
There were no transfers into and out of Level 1 and 2 during the period ended August 31, 2013.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended August 31, 2013 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date   October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ John Buckel
                                                        John Buckel, President

Date   October 22, 2013

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date   October 22, 2013

* Print the name and title of each signing officer under his or her signature.